Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	GOLDMAN SACHS TRUST
Entity Central Index Key	0000822977
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000025615
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class A
Trading Symbol	GSBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$39	0.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.78%	[1]
AssetsNet	$ 2,457,151,364
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 5,091,131
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$2,457,151,364
# of Portfolio Holdings	828
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$5,091,131

Holdings [Text Block]

Sector Allocation (%)

Financials	6.9%
Health Care	5.2%
Banks	5.1%
Consumer Staples	4.4%
Industrials	4.1%
Pipelines	4.1%
Utilities	3.9%
Exchange Traded Funds	3.6%
Information Technology	3.3%
Other	57.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025617
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class C
Trading Symbol	GSBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$76	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.53%	[2]
AssetsNet	$ 2,457,151,364
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 5,091,131
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$2,457,151,364
# of Portfolio Holdings	828
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$5,091,131

Holdings [Text Block]

Sector Allocation (%)

Financials	6.9%
Health Care	5.2%
Banks	5.1%
Consumer Staples	4.4%
Industrials	4.1%
Pipelines	4.1%
Utilities	3.9%
Exchange Traded Funds	3.6%
Information Technology	3.3%
Other	57.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201720
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class P
Trading Symbol	GGKPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[3]
AssetsNet	$ 2,457,151,364
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 5,091,131
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$2,457,151,364
# of Portfolio Holdings	828
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$5,091,131

Holdings [Text Block]

Sector Allocation (%)

Financials	6.9%
Health Care	5.2%
Banks	5.1%
Consumer Staples	4.4%
Industrials	4.1%
Pipelines	4.1%
Utilities	3.9%
Exchange Traded Funds	3.6%
Information Technology	3.3%
Other	57.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000161511
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Class R6
Trading Symbol	GSBUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$22	0.44%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%	[4]
AssetsNet	$ 2,457,151,364
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 5,091,131
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$2,457,151,364
# of Portfolio Holdings	828
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$5,091,131

Holdings [Text Block]

Sector Allocation (%)

Financials	6.9%
Health Care	5.2%
Banks	5.1%
Consumer Staples	4.4%
Industrials	4.1%
Pipelines	4.1%
Utilities	3.9%
Exchange Traded Funds	3.6%
Information Technology	3.3%
Other	57.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000025613
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Institutional Class
Trading Symbol	GSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$22	0.45%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.45%	[5]
AssetsNet	$ 2,457,151,364
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 5,091,131
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$2,457,151,364
# of Portfolio Holdings	828
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$5,091,131

Holdings [Text Block]

Sector Allocation (%)

Financials	6.9%
Health Care	5.2%
Banks	5.1%
Consumer Staples	4.4%
Industrials	4.1%
Pipelines	4.1%
Utilities	3.9%
Exchange Traded Funds	3.6%
Information Technology	3.3%
Other	57.6%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000091959
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Income Builder Fund
Class Name	Investor Class
Trading Symbol	GKIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Income Builder Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$26	0.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[6]
AssetsNet	$ 2,457,151,364
Holdings Count | Holding	828
Advisory Fees Paid, Amount	$ 5,091,131
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$2,457,151,364
# of Portfolio Holdings	828
Portfolio Turnover Rate	16%
Total Net Advisory Fees Paid	$5,091,131

Holdings [Text Block]

Sector Allocation (%)

Financials	6.9%
Health Care	5.2%
Banks	5.1%
Consumer Staples	4.4%
Industrials	4.1%
Pipelines	4.1%
Utilities	3.9%
Exchange Traded Funds	3.6%
Information Technology	3.3%
Other	57.6%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110562
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class A
Trading Symbol	GSRAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$49	1.01%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.01%	[7]
AssetsNet	$ 414,937,495
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,480,465
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Holdings [Text Block]

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110563
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class C
Trading Symbol	GSRCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$85	1.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.76%	[8]
AssetsNet	$ 414,937,495
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,480,465
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Holdings [Text Block]

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201721
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class P
Trading Symbol	GMHPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$33	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%	[9]
AssetsNet	$ 414,937,495
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,480,465
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Holdings [Text Block]

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110566
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class R
Trading Symbol	GSRRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$61	1.26%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.26%	[10]
AssetsNet	$ 414,937,495
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,480,465
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Holdings [Text Block]

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000198933
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Class R6
Trading Symbol	GSRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$33	0.68%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%	[11]
AssetsNet	$ 414,937,495
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,480,465
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Holdings [Text Block]

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110564
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Institutional Class
Trading Symbol	GSRLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$33	0.69%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.69%	[12]
AssetsNet	$ 414,937,495
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,480,465
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Holdings [Text Block]

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000110565
Shareholder Report [Line Items]
Fund Name	Goldman Sachs Rising Dividend Growth Fund
Class Name	Investor Class
Trading Symbol	GSRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Goldman Sachs Rising Dividend Growth Fund (the "Fund") for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Additional Information Website	am.gs.com
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.

Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$37	0.76%Footnote Reference*
Footnote	Description
Footnote*	Annualized.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.76%	[13]
AssetsNet	$ 414,937,495
Holdings Count | Holding	117
Advisory Fees Paid, Amount	$ 1,480,465
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of April 30, 2025)
Total Net Assets	$414,937,495
# of Portfolio Holdings	117
Portfolio Turnover Rate	22%
Total Net Advisory Fees Paid	$1,480,465

Holdings [Text Block]

Sector Allocation (%)

Information Technology	26.8%
Energy	14.1%
Financials	12.9%
Health Care	9.6%
Consumer Discretionary	9.1%
Industrials	7.5%
Consumer Staples	5.5%
Communication Services	5.0%
Utilities	2.5%
Other	6.1%

Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs

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